Share-Based Compensation - Schedule of Share Based Compensation Recognized Related to Share Options Granted (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Based Compensation Recognized Share Options Granted [Abstract]
General and administrative expenses	¥ (959)	¥ (72,133)	¥ 5,459